Cover	Mar. 27, 2026
Document Information [Line Items]
Document Type	424B3
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Prospect Floating Rate and Alternative Income Fund, Inc.
Entity Central Index Key	0001521945